Accounts Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable
Suppliers, repairers	$ 8,995	$ 12,148
Insurers, agents, brokers	1,373	1,486
Other creditors	3,614	1,510
Total	$ 13,982	$ 15,144